Income Taxes - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2014	Jul. 11, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets, Valuation allowance							$ 712	$ 486	$ 517	$ 348
Statutory rate			35.00%		35.00%		35.00%	35.00%	35.00%
Deferred income taxes assets			$ 753		$ 753		$ 589	$ 1,065
Deferred income taxes					$ 6	$ (17)	86	$ (50)	$ (10)
Income tax benefit for operational losses related to certain foreign jurisdictions that are excluded from the estimated annual effective tax rate calculation							$ 2,000
Percentage of the effect of unrecognized tax benefit, if recorded							4.00%	17.00%	0.00%
Interest and penalties recognized							$ 7	$ 1	$ 2
Income related to accrued interest and penalties							1	5	$ 12
Amount accrued for payment of interest and penalties							$ 7	$ 7
Effective tax rate			86.80%	550.00%	712.00%	67.20%	(119.30%)	(450.80%)	(4.50%)
Income tax reconciliation, tax credits with no tax benefit realizable					(747.00%)		(82.00%)	(243.00%)	(9.90%)
Discrete income tax charge for valuation allowances						$ 85
Discrete income tax charge for valuation allowances, after noncontrolling interest						$ 51
Spain [Member]
Income Tax Disclosure [Abstract]
Deferred tax assets, Valuation allowance							$ 128		$ 91
Iceland And Suriname [Member]
Income Tax Disclosure [Abstract]
Deferred tax assets, Valuation allowance							141
Suriname [Member]
Income Tax Disclosure [Abstract]
Deferred tax assets, Valuation allowance							$ 85
Suriname [Member] | Minimum [Member]
Income Tax Disclosure [Abstract]
Foreign tax credits expiry period							Jan. 01, 2016
Suriname [Member] | Maximum [Member]
Income Tax Disclosure [Abstract]
Foreign tax credits expiry period							Dec. 31, 2022
Iceland [Member]
Income Tax Disclosure [Abstract]
Deferred tax assets, Valuation allowance							$ 56
Iceland [Member] | Minimum [Member]
Income Tax Disclosure [Abstract]
Foreign tax credits expiry period							Jan. 01, 2017
Iceland [Member] | Maximum [Member]
Income Tax Disclosure [Abstract]
Foreign tax credits expiry period							Dec. 31, 2023
Brazil [Member]
Income Tax Disclosure [Abstract]
Statutory rate	15.25%	34.00%
Deferred income taxes assets	$ 52
Deferred income taxes	52
Deferred income taxes assets, net of minority interest	31
Deferred income taxes, net of minority interest	$ 31
Foreign tax credits carry forward period							10 years